Share Capital (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 02, 2021	May 31, 2021	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Share conversion and voting description			each SVS is entitled to one vote per share, each MVS is convertible, at the option of the holder, into 100 SVS and entitles the holder to 100 votes per share and each PVS is convertible into 1 SVS and entitles the holder to 1,000 votes per share. Each PVS will automatically convert to one SVS upon the holders equity interest in Origination reducing to less than 75% of the interest held on the date of the closing of the BCA.
Issuance of member units for cash, shares			8,044,700
Issuance of member units for cash, Value			$ 8,044,700
Issuance of member units exchanged for promissory notes			3,475,000
Amount of member units exchanged for promissory notes			$ 3,475,000
Issuance of member units exchanged for promissory notes (shares)			2,300,000
Issuance of member units exchanged for promissory notes			$ 2,300,000
Dilutive effect of convertible instruments on number of ordinary shares			15,470
Average market price per share to calculate the dilutive effect			$ 3.32
Origination Member Units [Member]
Disclosure of classes of share capital [line items]
Issuance of member units for cash, shares			819,215
Issuance of member units for cash, Value			$ 8,044,700
Per unit price	$ 9.82	$ 9.82	$ 9.82
Issuance of member units exchanged for promissory notes			353,870
Amount of member units exchanged for promissory notes			$ 3,475,000
Number of units issued for land acquisition			203,666
Amount of units issued for land acquisition			$ 2,000,000
Number of units issued in exchanged for mineral acreage			152,749
Amount of units issued in exchanged for mineral acreage			$ 1,499,995
Stock issued during period, share, issued for services		923,954
Stock issued during period, value, issued for service		$ 9,073,228
Issuance of member units exchanged for promissory notes (shares)	234,216		234,216
Issuance of member units exchanged for promissory notes	$ 2,300,000
MVS converted to SVS			0
Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Issuance of member units for cash, shares			0
Issuance of member units exchanged for promissory notes			0
Issuance of member units exchanged for promissory notes (shares)			0
MVS converted to SVS			30,411,950
Multiple Voting Shares [Member]
Disclosure of classes of share capital [line items]
Issuance of member units for cash, shares			0
Issuance of member units exchanged for promissory notes			0
Issuance of member units exchanged for promissory notes (shares)			0
MVS converted to SVS			(304,119.500)